Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation
U.S. Federal income tax rate (in percent)	4.00%
U.S. source gross transportation income (in percent)	50.00%
Number of years that the Partnership did not qualify for tax exception	3 years
Estimated U.S. source gross transportation tax per year included in line item "Vessel Operating Costs"	$ 298	$ 201	$ 14